Investment loss (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Summary of Investment Income

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Fair value change of equity investments measured under NAV practical expedient	(257)	62	(37)
Dividends received from equity investments	361	198	—
Realized gain related to the investments accounted for at fair value	78	—	—
Loss on disposal of subsidiaries	(749)	(266)	(378)
Fair value change of short-term investments	(1,089)	(505)	87

Total	(1,656)	(511)	(328)